Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005479
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%	2.54%		3.90%
Without Sales Load [Member] | C000005480
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.25%		3.63%
Without Sales Load [Member] | C000166334
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%	2.74%	4.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.94%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%		5.83%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%		5.83%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	6.25%